Stockholders' equity (Details) - USD ($)					12 Months Ended
	Nov. 24, 2020	Mar. 23, 2020	Sep. 19, 2018	Sep. 27, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 30, 2020
Stock Issued During Period, Shares, Issued for Services		35,592	150,000
Stock Issued During Period, Value, Issued for Services		$ 33,812	$ 243,000		$ 33,812	$ 0	$ 243,000
Stock Issued During Period, Shares, New Issues	6,060,608
Shares Issued, Price Per Share	$ 1.65
Proceeds From Issuance of Common Stock Gross	$ 10,000,000
Stock Issued During Period, Value, New Issues	$ 9,100,000				$ 9,055,000
Common Stock, Shares, Outstanding					35,894,097	28,853,242
September 2017 Offering Warrants
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				1,078,045	944,655
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.001			$ 4.25
Description Warrants Exercise Term					The exercisability of the warrants may be limited if, upon exercise, the holder or any of its affiliates would beneficially own more than 4.99% of the Company's common shares.
November 2020 Offering Warrants
Term of Warrant	5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.81				$ 1.87
Class of Warrant or Right, Outstanding					6,557,635
Weighted Average Remaining Life of Warrants					4 years 8 months 23 days
Investor Warrants [Member] | September 2017 Offering Warrants
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				945,654
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 4.25
Placement Agent Warrants [Member] | September 2017 Offering Warrants
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				132,391
Term of Warrant				5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 4.675
Registered Warrants [Member] | November 2020 Offering Warrants
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	2,754,820
Unregistered Warrants [Member] | November 2020 Offering Warrants
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	3,305,788
Placement agent [Member] | Unregistered Warrants [Member] | November 2020 Offering Warrants
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					363,637
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 1.815